Subsequent Events (Details) - Subsequent Events - USD ($) $ / shares in Units, $ in Millions	Oct. 10, 2024	Oct. 08, 2024	Nov. 01, 2024
Securities Purchase Agreement | Institutional and Accredited Investors | October 2024 Private Placement
Subsequent Event [Line Items]
Gross proceeds from sale of stock		$ 4.0
Net proceeds from sale of stock	$ 3.4
Securities Purchase Agreement | Institutional and Accredited Investors | October 2024 Private Placement | Pre-funded Warrants
Subsequent Event [Line Items]
Shares issued in transaction		4,597,702
Exercise price		$ 0.001
Securities Purchase Agreement | Institutional and Accredited Investors | October 2024 Private Placement | Series A Warrants
Subsequent Event [Line Items]
Shares issued in transaction		6,407,657
Warrants cancelled	1,809,955
Exercise price		$ 1
Exercise price of cancelled warrants	$ 2
Securities Purchase Agreement | Institutional and Accredited Investors | October 2024 Private Placement | Series B Warrants
Subsequent Event [Line Items]
Shares issued in transaction		6,407,657
Warrants cancelled	1,809,955
Exercise price		$ 1
Exercise price of cancelled warrants	$ 2
Administrative Office Space | Bellaire, TX
Subsequent Event [Line Items]
Operating lease, extension term			1 year